Financial risk management, Credit Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 AUD ($) Distributor	Dec. 31, 2023 AUD ($) Distributor
Ageing of trade receivables [Abstract]
Expected credit losses	$ (211)	$ (533)
Concentration of credit risk [Abstract]
Number of distributors | Distributor	3	3
Percentage of credit risk	87.00%	81.00%
Percentage of major credit risk	10.00%
Credit Risk [Member]
Ageing of trade receivables [Abstract]
Expected credit losses	$ (211)	$ (533)
Gross carrying amount	139,656	65,310
Credit Risk [Member] | Current [Member]
Ageing of trade receivables [Abstract]
Expected credit losses		0
Gross carrying amount	129,712	57,576
Credit Risk [Member] | 30 days [Member]
Ageing of trade receivables [Abstract]
Expected credit losses	(30)	0
Gross carrying amount	5,956	4,298
Credit Risk [Member] | 60 days [Member]
Ageing of trade receivables [Abstract]
Expected credit losses	(9)	(1)
Gross carrying amount	884	381
Credit Risk [Member] | 90 days [Member]
Ageing of trade receivables [Abstract]
Expected credit losses	(30)	(4)
Gross carrying amount	1,003	932
Credit Risk [Member] | 120 days [Member]
Ageing of trade receivables [Abstract]
Expected credit losses	(142)	(528)
Gross carrying amount	$ 2,101	$ 2,123